Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes Receivable, Current and Accounts Receivable, Net [Abstract]
Accounts receivable	$ 13,595,396	$ 8,874,559
Less: Allowance for doubtful accounts		(22,535)
Accounts receivable, net	$ 13,595,396	$ 8,852,024